Acquisitions (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 Sky Brasil	Dec. 31, 2010 Sky Brasil	Dec. 31, 2011 Sky Brasil	Nov. 30, 2009 Liberty Entertainment, Inc.	Dec. 31, 2010 Liberty Entertainment, Inc.	Dec. 31, 2009 Liberty Entertainment, Inc.	Nov. 19, 2009 Liberty Entertainment, Inc.	Nov. 19, 2009 Liberty Entertainment, Inc. DIRECTV Class A Common Shares	Nov. 19, 2009 Liberty Entertainment, Inc. DIRECTV Class A Common Shares DIRECTV Group	Nov. 19, 2009 Liberty Entertainment, Inc. DIRECTV Class B Common Shares	Dec. 31, 2009 Regional sports networks year	Nov. 19, 2009 Regional sports networks	Dec. 31, 2011 Game Show Network, LLC	Nov. 19, 2009 Game Show Network, LLC
Acquisitions
Minimum portion of the non controlling interest ownership percentage in subsidiary required to be purchased			0.5
Noncontrolling interest, ownership percentage by noncontrolling owner			25.90%		7.00%
Shares exchanged for ownership interest			178,800,000
Percentage of interest acquired			19.00%											100.00%
Ownership percentage of equity method investment															60.00%	65.00%
Fair value of interest acquired			$ 605,000,000
Percentage of ownership interest					93.00%
Net deferred tax assets related to acquisition	79,000,000			79,000,000
Liberty interest in DIRECTV Group (as a percent)									57.00%
Assets acquired, cash and cash equivalents (in dollars)									120,000,000					56,000,000
Indebtedness and a related series of equity collars (in dollars)									2,100,000,000
Number of DIRECTV Class A common stock shares issued for each share of DIRECTV Group common stock held											1
Number of DIRECTV Class A common stock shares issued for each share of LEI common stock										1.11130
Number of DIRECTV Class B common stock shares issued to previous chairman for each share of LEI common stock held												1.11130
Number of shares issued to holders of DIRECTV group common stock											408,400,000
Number of shares issued to former LEI shareholders										501,100,000		21,800,000
Liberty Transaction (in shares)						931,300,000
The difference between the total issued DIRECTV Class A and Class B shares and the DIRECTV Group common shares outstanding immediately preceding the merger									25,800,000
Number of DIRECTV Group common shares outstanding immediately preceding the merger									957,100,000
Final allocation of the purchase price
Total current assets									244,000,000
Property and equipment									5,000,000
Goodwill									295,000,000
Investments and other assets									754,000,000
Total assets acquired									1,298,000,000
Total current liabilities									2,492,000,000
Other liabilities									259,000,000
Total liabilities assumed									2,751,000,000
Net liabilities assumed									1,453,000,000
Transaction cost								43,000,000
Premium calculation
Former LEI stockholder interest in the fair value of the net assets of DIRECTV								16,054,000,000
Less: Fair value of net assets contributed by LEI, including 57% interest in DIRECTV Group								15,717,000,000
Premium								337,000,000
Number of common stock options and stock appreciation rights issued by LEI, assumed (in shares)									16,700,000
Fair value of equity collars assumed									369,000,000
Liberty transaction and related gains (charges)	67,000,000	(491,000,000)					67,000,000	(491,000,000)
Net loss on partial settlement and fair value adjustment of equity collars and non-employee stock based awards								111,000,000
Net cash paid for entity acquired		97,000,000						97,000,000
Repayment of LEI's existing loan from Liberty								226,000,000
Definite lived intangible assets assigned													228,000,000
Weighted-average useful life of definite lived intangible assets assigned (in years)													19
Unaudited pro forma information
Revenues								21,753,000,000
Net income attributable to DIRECTV								$ 1,113,000,000